Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (97.7%)
(a)
Communication Services ( 6.4% )
Alphabet, Inc., Class A
(b)
10,815 $ 22,306,154
Comcast Corp., Class A 554,900 30,025,639
Verizon Communications, Inc. 447,700 26,033,755
78,365,548
Consumer Discretionary ( 9.0% )
Booking Holdings, Inc.
(b)
10,255 23,892,509
Lennar Corp., Class A 268,050 27,134,702
Magna International, Inc. 401,800 35,374,472
Whirlpool Corp. 105,900 23,335,065
109,736,748
Consumer Staples ( 2.7% )
Conagra Brands, Inc. 870,000 32,712,000
Energy ( 4.9% )
Cabot Oil & Gas Corp. 1,476,550 27,729,609
EOG Resources, Inc. 452,300 32,805,319
60,534,928
Financials ( 24.8% )
Alleghany Corp.
(b)
64,860 40,621,169
Bank of America Corp. 1,156,250 44,735,312
Berkshire Hathaway, Inc., Class B
(b)
176,915 45,196,475
Capital One Financial Corp. 324,400 41,273,412
Chubb, Ltd. 164,250 25,946,573
Citigroup, Inc. 340,300 24,756,825
Morgan Stanley 442,950 34,399,497
SVB Financial Group
(b)
44,445 21,940,719
The Blackstone Group, Inc., Class A 340,200 25,355,106
304,225,088
Health Care ( 23.0% )
Anthem, Inc. 79,040 28,371,408
Cigna Corp. 199,595 48,250,095
DENTSPLY SIRONA, Inc. 475,800 30,360,798
Elanco Animal Health, Inc.
(b)
782,050 23,031,372

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
See Notes to Schedule of Investments.
Share
Amount Value
Health Care (23.0%) (continued)
Henry Schein, Inc.
(b)
470,450 $ 32,573,958
Merck & Co., Inc. 440,600 33,965,854
Perrigo Co. PLC 881,350 35,668,235
Pfizer, Inc. 769,600 27,882,608
UnitedHealth Group, Inc. 60,100 22,361,407
282,465,735
Industrials ( 7.0% )
Eaton Corp. PLC 165,050 22,823,114
Sensata Technologies Holding PLC
(b)
578,850 33,544,358
Westinghouse Air Brake Technologies Corp. 364,950 28,889,442
85,256,914
Information Technology ( 14.4% )
Fiserv, Inc.
(b)
317,900 37,842,816
Flex, Ltd.
(b)
2,455,950 44,968,445
NXP Semiconductors NV 132,350 26,647,349
Oracle Corp. 603,550 42,351,103
Vontier Corp.
(b)
797,250 24,132,757
175,942,470
Materials ( 2.3% )
International Paper Co. 522,750 28,265,092
Utilities ( 3.2% )
Vistra Corp. 2,247,250 39,731,380
Total Common Stock (97.7%) (cost $853,054,515) 1,197,235,903
Short-Term Investments (2.4%)
Money Market Fund ( 2.4% )
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 0.03%
(c)
29,783,754 29,783,754
Total Short-Term Investments (2.4%) (cost $29,783,754) 29,783,754
Investments, at value (100.1%) (cost $882,838,269 ) $ 1,227,019,657
Other Liabilities Less Assets (-0.1%) (1,253,030)
Net Assets (100.0%) $ 1,225,766,627

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2021
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of March 31, 2021.
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following:
(i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii)
the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2021
value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2021:
At March 31, 2021 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 1,197,235,903 $ – $ – $ 1,197,235,903
Short-Term Investments 29,783,754 – – 29,783,754
Total Investments $ 1,227,019,657 $ – $ – $ 1,227,019,657